CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Revenues:
Total revenues		$ 1,210,127	$ 880,978	[1]	$ 626,684	[1]
Cost of revenues	[2],[3]	210,285	172,690	[1]	119,161	[1]
Gross profit		999,842	708,288	[1]	507,523	[1]
Research and development	[2],[3]	579,134	415,776	[1]	310,169	[1]
Marketing and sales	[2],[3]	268,356	187,315	[1]	134,404	[1]
General and administrative	[3]	215,714	151,242	[1]	118,784	[1]
Total operating expenses		1,063,204	754,333	[1]	563,357	[1]
Operating loss		(63,362)	(46,045)	[1]	(55,834)	[1]
Other non-operating expense, net		(535,453)	(15,157)	[1]	(1,342)	[1]
Finance income		33,500	9,877	[1]	4,851	[1]
Finance costs		(40,241)	(6,806)	[1]	(75)	[1]
Loss before income tax (expense) benefit		(605,556)	(58,131)	[1]	(52,400)	[1]
Income tax (expense) benefit		(32,065)	(55,301)	[1]	14,951	[1]
Net loss attributable to Owners of Atlassian Corporation Plc		$ (637,621)	$ (113,432)	[1]	$ (37,449)	[1]
Net loss per share attributable to ordinary shareholders:
Basic (USD per share)		$ (2.67)	$ (0.49)	[1]	$ (0.17)	[1]
Diluted (USD per share)		$ (2.67)	$ (0.49)	[1]	$ (0.17)	[1]
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Basic (shares)		238,611	231,184	[1]	222,224	[1]
Diluted (shares)		238,611	231,184	[1]	222,224	[1]
Share-based payment expense		$ 257,762	$ 162,873		$ 137,448
Cost of revenues
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		17,450	11,955	[1]	6,856	[1]
Amortization charge		27,997	21,188	[1]	14,587	[1]
Research and development
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		149,049	98,609	[1]	79,384	[1]
Amortization charge		60	0	[1]	0	[1]
Marketing and sales
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		39,303	23,605	[1]	17,395	[1]
Amortization charge		28,744	36,090	[1]	15,269	[1]
General and administrative
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		51,960	28,704	[1]	33,813	[1]
Subscription
Revenues:
Total revenues		633,950	410,694	[1]	249,823	[1]
Maintenance
Revenues:
Total revenues		394,526	326,511	[1]	264,453	[1]
Perpetual license
Revenues:
Total revenues		93,593	83,171	[1]	74,058	[1]
Other
Revenues:
Total revenues		$ 88,058	$ 60,602	[1]	$ 38,350	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.
[2]	Amounts include amortization of acquired intangible assets, as follows:Cost of revenues$27,997 $21,188 $14,587Research and development60 — —Marketing and sales28,744 36,090 15,269
[3]	Amounts include share-based payment expense, as follows:Cost of revenues$17,450 $11,955 $6,856Research and development149,049 98,609 79,384Marketing and sales39,303 23,605 17,395General and administrative51,960 28,704 33,813